Net interest income (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income were related to:
Interest income	kr 2,719	kr 4,108	kr 6,357
Interest expenses
Interest expenses excl. resolution fee	(724)	(2,076)	(4,471)
Resolution fee	(88)	(86)	(169)
Total interest expenses	(812)	(2,162)	(4,640)
Net interest income	1,907	1,946	1,717
Financial liabilities at fair value through profit or loss
Interest expenses
Total interest expenses	530	725	1,158
Derivative used for hedge accounting, liabilities
Interest expenses
Total interest expenses	2,146	1,904	(286)
Financial liabilities at amortized cost
Interest expenses
Total interest expenses	(3,415)	(4,731)	(5,431)
Financial assets at fair value through profit or loss.
Interest income were related to:
Interest income	(1,750)	(1,070)	452
Interest expenses
Total interest expenses	(73)	(60)	(72)
Derivatives used for hedge accounting, assets
Interest income were related to:
Interest income	(439)	(396)	(303)
Financial assets at amortized cost
Interest income were related to:
Interest income	4,908	5,574	6,208
Interest expenses
Total interest expenses	0	0	(9)
Loans to credit institutions
Interest income were related to:
Interest income	131	236	546
Loans to the public
Interest income were related to:
Interest income	3,782	4,210	4,597
Loans in the form of interest-bearing securities
Interest income were related to:
Interest income	776	897	829
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income were related to:
Interest income	50	242	686
Derivatives
Interest income were related to:
Interest income	(2,239)	(1,708)	(538)
Administrative remuneration -CIRR-system
Interest income were related to:
Interest income	198	197	194
Administrative remuneration for concessionary loans	1	1
Other assets
Interest income were related to:
Interest income	kr 21	kr 34	kr 43